FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2020
FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“US$”)

except for number of shares and per share data, or otherwise noted)

	For the years ended December 31,
	2019	2020	2020
	RMB	RMB	US$
			(Note2)
Assets
Current assets:
Cash and cash equivalents	398,604	204,637	31,362
Prepaid expenses and other current assets	402	335	51
Amount due from related parties	533,449	656,579	100,627
Total current assets	932,455	861,551	132,040
Investments in subsidiaries	1,594,844	1,895,011	290,423
Total assets	2,527,299	2,756,562	422,463
Liabilities
Current liabilities:
Accrued expense and other current liabilities	166	688	105
Amount due to related parties	26,383	24,727	3,790
Total current liabilities	26,549	25,415	3,895
Other non-current liabilities	—	889	136
Total liabilities	26,549	26,304	4,031
Equity
Class A Ordinary shares (US$0.0001 par value; 9,800,000,000 and 9,800,000,000 shares authorized as of December 31, 2019 and 2020; 91,459,708 and 128,736,916 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	57	81	12
Class B Ordinary shares(US$0.0001 par value; 200,000,000 and 200,000,000 shares authorized as of December 31, 2019 and 2020; 156,060,279 and 121,408,247 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	98	76	12
Additional paid-in capital	1,478,902	1,552,109	237,871
Accumulated retained earnings	910,612	1,133,368	173,696
Accumulated other comprehensive income	111,081	44,624	6,841
Total equity	2,500,750	2,730,258	418,432
Total liabilities and equity	2,527,299	2,756,562	422,463

The accompanying notes are an integral part of these condensed consolidated financial statements.

STATEMENTS OF OPERATIONS

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“US$”)

except for number of shares and per share data, or otherwise noted)

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
				(Note2)

Cost	414	55	—	—
Gross profit	414	55	—	—
Operating expenses:
Selling and marketing	4,271	3,198	2,571	394
General and administrative expenses	99,881	50,572	54,613	8,370
Research and development	42,167	11,191	23,978	3,675
Total operating expenses	146,319	64,961	81,162	12,439
Operating loss	(146,733)	(65,016)	(81,162)	(12,439)
Interest Income	2,185	6,868	1,337	205
Other loss	—	(699)	—	—
Equity in earnings of subsidiaries and VIEs	484,594	634,043	308,578	47,292
Net income	340,046	575,196	228,753	35,058

The accompanying notes are an integral part of these condensed consolidated financial statements.

STATEMENTS OF COMPREHENSIVE INCOME

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“US$”)

except for number of shares and per share data, or otherwise noted)

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
				(Note2)

Net income	340,046	575,196	228,753	35,058
Other comprehensive income, net of tax
Foreign currency translation adjustment	75,041	13,940	(66,457)	(10,184)
Comprehensive income attributable to Zepp Health Corporation	415,087	589,136	162,296	24,874

The accompanying notes are an integral part of these condensed consolidated financial statements.

STATEMENTS OF CASH FLOW

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“US$”)

except for number of shares and per share data, or otherwise noted)

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
				(Note2)
Cash Flow from Operating Activities
Net Cash used in Operating Activities	(2,232)	(764)	(12,791)	(1,962)
Cash Flow from Investing Activities
Amount due from related parties	(196,158)	(218,791)	(123,130)	(18,870)
Investment in subsidiaries	(10,056)	2,263	8,411	1,289
Other investment activities	(95,085)	97,976	—	—
Net Cash used in Investing Activities	(301,299)	(118,552)	(114,719)	(17,581)
Cash Flow from Financing Activities
Net Cash provided by Financing Activities	652,391	45,609	—	—
Net increase/(decrease) in cash and cash equivalent	348,860	(73,707)	(127,510)	(19,543)
Effect of exchange rate changes	75,041	13,940	(66,457)	(10,184)
Cash and cash equivalents at beginning of the year	34,470	458,371	398,604	61,089
Cash and cash equivalents at end of the year	458,371	398,604	204,637	31,362

The accompanying notes are an integral part of these condensed consolidated financial statement.